UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09425
                                                     ---------

                    Advantage Advisers Whistler Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-667-4225


                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2007
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.






                                              [ADVANTAGE ADVISOR]











                                    ADVANTAGE ADVISERS
                                    WHISTLER FUND, L.L.C.



                              FINANCIAL STATEMENTS


                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
                                   (UNAUDITED)

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
                                   (UNAUDITED)





                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital .....................    1

Schedule of Investments ...................................................    2

Statement of Operations ...................................................    4

Statement of Changes in Members' Capital ..................................    5

Statement of Cash Flows ...................................................    6

Notes to Financial Statements .............................................    7

Supplemental Information ..................................................   14

Company Management ........................................................   15

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 SEPTEMBER 30, 2007
                                                                                                                      (UNAUDITED)

     ASSETS

Investments in investment funds, at fair value (cost - $124,576,369)                                                  $ 186,870,694
Investments paid in advance                                                                                               7,000,000
Receivable for investments sold                                                                                           2,000,000
Interest Receivable                                                                                                          13,743
Other assets                                                                                                                 29,429
                                                                                                                       -------------

       TOTAL ASSETS                                                                                                     195,913,866
                                                                                                                       -------------

     LIABILITIES
Contributions received in advance                                                                                         1,834,000
Due to custodian                                                                                                          1,025,511
Accounting and investor services fees payable                                                                                45,094
Incentive fee payable                                                                                                        26,863
Custodian fees payable                                                                                                        8,783
Accrued expenses                                                                                                            211,164
                                                                                                                       -------------

       TOTAL LIABILITIES                                                                                                  3,151,415
                                                                                                                       -------------

              NET ASSETS                                                                                              $ 192,762,451
                                                                                                                      =============

     MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                                             $ 130,468,126
Net unrealized appreciation on investments                                                                               62,294,325
                                                                                                                       -------------

       MEMBERS' CAPITAL - NET ASSETS                                                                                  $ 192,762,451
                                                                                                                      =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             FIRST
                                              FIRST                    SEPTEMBER 30,    % OF       % OF    AVAILABLE
                                           ACQUISITION                     2007       INVESTMENT  MEMBERS' REDEMPTION
     INVESTMENT FUND****                       DATE            COST      FAIR VALUE    FUND HELD  CAPITAL     DATE**    LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------

DISTRESSED SECURITIES
  Harbinger Capital Partners Fund I, L.P.     4/1/2003      $ 5,100,000  $ 16,028,316     0.87%     8.31%      N/A        Quarterly
  Zais Opportunity Domestic Feeder Fund, LP  11/1/2006        6,600,000     6,761,507     1.24      3.51    12/31/2009    Quarterly
                                                           ----------------------------------------------
Total Distressed Securities                                  11,700,000    22,789,823              11.82

EVENT DRIVEN
  Camulos Partners LP                        11/1/2005        7,800,000    10,513,099     2.63      5.45       N/A        Quarterly
  Castlerigg Partners, L.P.                   7/1/2004        8,200,000    10,923,189     1.58      5.67       N/A        Quarterly
  Lincoln Vale European Partners
    (U.S.) Fund L.P.                          7/1/2007        6,000,000     6,092,103     3.48      3.16       N/A      Semiannually
  Owl Creek II, L.P.                          2/1/2005        7,100,000    11,174,940     1.65      5.80       N/A        Annually
                                                           ----------------------------------------------
Total Event Driven                                           29,100,000    38,703,331              20.08

FIXED INCOME ARBITRAGE
  Duration Municipal Fund, LP                12/1/2006        8,950,000     7,744,106     2.69      4.02    12/31/2007    Quarterly
                                                           ----------------------------------------------
Total Fixed Income Arbitrage                                  8,950,000     7,744,106               4.02

GLOBAL CAPITAL MARKETS ARBITRAGE
  Aristeia Partners, L.P.                     1/1/2001        2,950,000     5,442,802     1.69      2.82       N/A        Quarterly
  DKR SoundShore Oasis Fund L.P.              7/1/2006        9,500,000    11,029,525     8.71      5.72     1/1/2008     Quarterly
                                                           ----------------------------------------------
Total Global Capital Markets Arbitrage                       12,450,000    16,472,327               8.54

LONG/SHORT EQUITY
  Artis Technology Qualified 2X, L.P.         1/1/2002        5,750,000    13,210,319     4.00      6.85       N/A        Quarterly
  Blue Harbor Strategic Value Fund, LP        1/1/2007        9,000,000     8,334,520     1.61      4.32       N/A        Quarterly
  Kingdon Associates                          7/1/2004        3,476,885     5,567,765     0.33      2.89       N/A        Quarterly
  Longbow Infrastructure                      3/1/2007        5,000,000     5,326,889     4.48      2.76       N/A        Quarterly
  Millgate Partners, L.P.                    10/1/1999        2,700,000     6,138,699     0.36      3.18       N/A        Quarterly
  North Sound Legacy Institutional
    Fund LLC                                  1/1/2002          374,484     2,272,613     0.76      1.19       N/A        Quarterly
  Searock Capital Partners (QP) L.P.         11/1/2006        8,700,000     8,688,973    11.74      4.51    12/31/2007    Quarterly
  TCS Capital II, L.P.                        1/1/2004        2,500,000     7,974,778     0.86      4.14       N/A        Annually
                                                           ----------------------------------------------
Total Long/Short Equity                                      37,501,369    57,514,556              29.84

MULTI-STRATEGY
  Citadel Wellington LLC- Class A             1/1/2005        2,300,653    11,226,399     0.32      5.82       N/A        Quarterly
  Citadel Wellington LLC- Class B             7/1/2007        2,699,347     2,837,059     0.56      1.47       N/A        Quarterly
  Eos Partners, L.P.                         10/1/1999        1,625,000     5,779,000     1.36      3.00       N/A        Annually
  QVT Associates LP                          11/1/2006       10,000,000    13,719,196     0.73      7.12    12/31/2008    Quarterly
                                                           ----------------------------------------------
Total Multi-Strategy                                         16,625,000    33,561,654              17.41

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          FIRST
                                        FIRST                       SEPTEMBER 30,    % OF       % OF    AVAILABLE
                                     ACQUISITION                        2007       INVESTMENT  MEMBERS' REDEMPTION
     INVESTMENT FUND****                 DATE           COST         FAIR VALUE    FUND HELD   CAPITAL     DATE**    LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------

Specialty
     Cipher Composite Fund
       Limited Partnership              3/1/2004    $  3,750,000    $  5,016,653      32.94%    2.60%       N/A         Monthly
     Velite Energy LP                   4/1/2007       4,500,000       5,068,244       4.55     2.63     9/30/2007     Quarterly
                                                   ---------------------------------------------------
Total Specialty                                        8,250,000      10,084,897                5.23

                                                   ---------------------------------------------------
     TOTAL                                          $124,576,369    $186,870,694               96.94%
                                                   ---------------------------------------------------

     OTHER ASSETS, LESS LIABILITIES*                                   5,891,757                3.06
                                                                  ------------------------------------

     MEMBERS' CAPITAL - NET ASSETS                                 $ 192,762,451              100.00%
                                                                  ====================================


INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

           [The following represents a pie chart in the printed piece]

                   Strategies                         Rounded
                   ------------------------------------------
                   Distressed Securities               12.20%
                   Event Driven                        20.71%
                   Fixed Income Arbitrage               4.14%
                   Global Capital Markets Arbitrage     8.81%
                   Long/Short Equity                   30.78%
                   Multi-Strategy                      17.96%
                   Specialty                            5.40%
                   ------------------------------------------
                                                      100.00%


* Includes $1,025,511 overdraft in a PNC Account, which is (0.53)% of net assets.

**   From original investment date.

***  Available frequency of redemptions after initial lock-up period.

N/A Initial lock-up period has either expired on or prior to September 30, 2007 or Investment Fund did not have an initial lock-up period.

**** Detailed   information   about  the  Investment  Funds'  portfolio  is  not
     available.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------

                                                                                                           SIX MONTHS ENDED
                                                                                                          SEPTEMBER 30, 2007
                                                                                                              (UNAUDITED)

 INVESTMENT INCOME
       Interest                                                                                               $     50,803
                                                                                                              ------------

EXPENSES
       Administration fees                                                                                         885,964
       Accounting and investor services fees                                                                        87,853
       Legal fees                                                                                                   82,725
       Audit and tax fees                                                                                           69,530
       Line of credit fees                                                                                          38,124
       Insurance expense                                                                                            32,250
       Board of Managers' fees and expenses                                                                         29,456
       Printing expense                                                                                             15,291
       Custodian fees                                                                                               12,534
       Miscellaneous expenses                                                                                       24,317
                                                                                                              ------------
           TOTAL EXPENSES                                                                                        1,278,044
                                                                                                              ------------

           NET INVESTMENT LOSS                                                                                  (1,227,241)
                                                                                                              ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

           NET REALIZED GAIN ON INVESTMENTS                                                                         68,034

           NET CHANGE IN UNREALIZED GAIN ON INVESTMENTS                                                         12,608,926

                                                                                                              ------------
           NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                      12,676,960
                                                                                                              ------------

           NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                $ 11,449,719
                                                                                                              ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SPECIAL
                                                                     ADVISORY
                                                                       MEMBER                 MEMBERS                  TOTAL
                                                                     --------                 -------                  -----

MEMBERS' CAPITAL, MARCH 31, 2006                                   $           -          $ 124,071,923          $ 124,071,923

FROM INVESTMENT ACTIVITIES
     Net investment loss                                                       -             (1,905,164)            (1,905,164)
     Net realized gain on investments                                          -              6,167,155              6,167,155
     Net change in unrealized gain on investments                              -             13,173,898             13,173,898
     Incentive allocation                                              1,748,713             (1,748,713)                     -
                                                                   -------------          -------------          -------------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM INVESTMENT ACTIVITIES                                    1,748,713             15,687,176             17,435,889
                                                                   -------------          -------------          -------------

MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                                     -             30,478,603             30,478,603
     Capital withdrawals                                              (1,748,713)           (17,289,659)           (19,038,372)
                                                                   -------------          -------------          -------------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                    (1,748,713)            13,188,944             11,440,231
                                                                   -------------          -------------          -------------

MEMBERS' CAPITAL, MARCH 31, 2007                                   $           -          $ 152,948,043          $ 152,948,043
                                                                   =============          =============          =============

FROM INVESTMENT ACTIVITIES
     Net investment loss                                           $           -          $  (1,227,241)         $  (1,227,241)
     Net realized gain on investments                                          -                 68,034                 68,034
     Net change in unrealized gain on investments                              -             12,608,926             12,608,926
     Incentive allocation                                                 26,863                (26,863)                     -
                                                                   -------------          -------------          -------------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM INVESTMENT ACTIVITIES                                       26,863             11,422,856             11,449,719
                                                                   -------------          -------------          -------------

MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                                     -             31,180,778             31,180,778
     Capital withdrawals                                                 (26,863)            (2,789,226)            (2,816,089)
                                                                   -------------          -------------          -------------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                       (26,863)            28,391,552             28,364,689
                                                                   -------------          -------------          -------------

MEMBERS' CAPITAL, SEPTEMBER 30, 2007                               $           -          $ 192,762,451          $ 192,762,451
                                                                   =============          =============          =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            SIX MONTHS ENDED
                                                                                                           SEPTEMBER 30, 2007
                                                                                                              (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital derived from investment activities                                         $ 11,449,719
   Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
     Purchases of investment funds                                                                              (25,100,000)
     Proceeds from redemptions from investment funds                                                              2,068,034
     Net realized gain on investments                                                                               (68,034)
     Net change in unrealized gain on investments                                                               (12,608,926)
     Increase in investments paid in advance                                                                       (100,000)
     Decrease in receivable for investments sold                                                                  1,541,308
     Increase in interest receivable                                                                                (13,313)
     Decrease in other assets                                                                                        32,418
     Decrease in due to custodian                                                                                   (24,667)
     Decrease in administration fees payable                                                                       (125,538)
     Decrease in accounting and investor services fees payable                                                       (4,730)
     Decrease in incentive fee payable                                                                           (1,688,179)
     Increase in custodian fees payable                                                                               6,749
     Increase in accrued expenses                                                                                    29,734
                                                                                                               ------------

     NET CASH USED IN OPERATING ACTIVITIES                                                                      (24,605,425)
                                                                                                               ------------

CASH FLOWS FROM FINANCING ACTIVITIES

   Capital contributions                                                                                         27,421,514
   Capital withdrawals                                                                                           (2,816,089)
                                                                                                               ------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES                                                                   24,605,425
                                                                                                               ------------

     NET CHANGE IN CASH AND CASH EQUIVALENTS                                                                              -
       Cash and cash equivalents at beginning of period                                                                   -
                                                                                                               ------------
       Cash and cash equivalents at end of period                                                              $          -
                                                                                                               ============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

        Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

        Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently six members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

        The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

        Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

2.  SIGNIFICANT ACCOUNTING POLICIES

        The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        A. PORTFOLIO VALUATION

        The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and performance incentive fees or allocations payable to the investment funds' managers, as required by the investment funds' agreements. The underlying investments of each investment fund are accounted for at fair value, as described in each investment fund's financial statements.

        Investments in investment funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda of the underlying funds. These agreements provide for compensation in the form of management fees of 1% to 3% (per annum) of net assets, performance fees or incentive allocations of 10% to 25% of net profits earned, and redemptions ranging from monthly to annually, subject to an initial lock-up period.

        The net asset value of the Company is determined as of the close of business at the end of any fiscal period in accordance with the accounting principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

        B. REVENUE AND EXPENSE RECOGNITION

        Investment transactions are recorded on a trade date basis. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost. Realized gains and losses are recorded on a cost recovery basis. Interest income and expense are recorded on the accrual basis.

        C. CASH EQUIVALENTS

        The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Throughout the year, cash equivalents were held at the Company's custodian, PNC Bank. At September 30, 2007, the Company had overdraft in the amount of $1,025,511.

        D. INCOME TAXES

        No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        D. INCOME TAXES (CONTINUED)

        The Company has reclassified $1,905,164 from accumulated net investment loss and $6,167,155 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2007. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

        Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays
        Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

        Net profit or net losses of the Company for each fiscal period will be allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an "Incentive Allocation") shall be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser's status as the "Special Advisory Member" is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. As of September 30, 2007 an incentive allocation in the amount of $26,863 was credited to the Special Advisory Account. Based upon the profits for the six months ended September 30, 2007, the additional incentive allocation that would be credited to the special advisory account is $1,867,176. However, this amount is not reflected in the accompanying statement of changes in members' capital, because the incentive fee allocation is credited at the end of each calendar year when and if earned.

        Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All non-interested Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

        PFPC Trust Company serves as custodian of the Company's assets.

        PFPC Inc. ("PFPC") serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

        Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $77,800 for the six months ended September 30, 2007.

4. INDEMNIFICATIONS

        The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5. NEW ACCOUNTING PRONOUNCEMENTS

        In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"
        - an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening partners' capital. Management does not believe that the application of this standard will have a material impact on the financial statements of the Company.

        In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Company's financial statements has not yet been determined.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

6. INVESTMENTS

        Aggregate purchases and proceeds from sales of investment funds for the six months ended September 30, 2007, amounted to $25,100,000 and $2,068,034, respectively. At March 31, 2007, the cost of investments for Federal income tax purposes was estimated at $133,552,645. For Federal income tax purposes, at March 31, 2007, accumulated net unrealized appreciation on investments was $17,609,123 consisting of $19,749,176 gross unrealized appreciation and $2,140,053 gross unrealized depreciation.

7. LINE OF CREDIT

        The Company has a $10,000,000 revolving line of credit with Harris Trust and Savings Bank that may be used to bridge funding gaps which may arise in relation to withdrawals and contributions. The interest rate per annum charged on any daily outstanding balance is the Harris Bank prime commercial rate per annum. The annual administrative fee is $25,000 and the line of credit is subject to other fees, including 0.50% per annum on the undrawn balance. As of September 30, 2007, the Company had no outstanding borrowings against this line of credit.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

        The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

        The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                            SIX MONTHS          YEAR           YEAR          YEAR          YEAR         YEAR
                                              ENDED             ENDED          ENDED         ENDED         ENDED        ENDED
                                           SEPTEMBER 30,      MARCH 31,       MARCH 31,     MARCH 31,     MARCH 31,    MARCH 31,
                                               2007             2007            2006          2005          2004         2003
                                           -------------      ---------       ---------     ---------     ---------    ---------

     Net assets, end of period (000s)     $  192,762        $  152,948     $  124,072     $   127,492    $  123,473    $  136,808
     Ratio of net investment loss to
       average net assets*                     (1.37)%***        (1.46)%        (1.58)%         (1.54)%       (1.43)%       (1.37)%
     Ratio of expenses to average
       net assets*                              1.43%***          1.58%          1.66%           1.62%         1.46%         1.44%
     Ratio of incentive allocation to
       average net assets                       0.02%             1.34%          0.58%           0.67%         0.74%         0.24%
     Total return--gross**                      7.05%            13.71%         12.95%           3.67%         8.64%         2.36%
     Total return--net**                        6.35%            12.30%         11.66%           3.28%         7.93%         2.00%
     Portfolio turnover                         1.15%            36.78%         22.15%          47.22%        25.96%        17.58%
     Average debt ratio                         0.00%             0.00%          0.42%           0.01%         0.00%         0.00%


* The ratios do not include net investment income or expenses of the underlying investment funds. The ratios do not reflect the effect of the incentive allocation to the Special Advisory Account.

** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Account, if any.

***  Annualized.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

10. SUBSEQUENT EVENTS

        Subsequent to September 30, 2007 and through November 19, 2007, the Company received initial and/or additional contributions from Members of $5,310,440.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.   PORTFOLIO HOLDINGS

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at
     http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.  PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

     A copy of (1) the Company's policies and procedures with respect to the voting of proxies relating to the Company's Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT MANAGERS
                                                                                                                    NUMBER OF
                                                                                                                  PORTFOLIOS IN
                                     TERM OF OFFICE                                                                FUND COMPLEX
NAME, AGE, ADDRESS AND                AND LENGTH OF         PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS           OVERSEEN BY
POSITION(S) WITH THE COMPANY           TIME SERVED              OTHER DIRECTORSHIPS HELD BY MANAGERS                 MANAGERS
--------------------------------    ------------------    -------------------------------------------------     --------------------

Jesse H. Ausubel, 56                   Indefinite;        Director, Program for the Human                               4
c/o Oppenheimer Asset                     Since           Environment and Senior Research Associate,
Management Inc.                         May 1999          The Rockefeller University (1993 to
200 Park Avenue                                           present); Director, Richard Lounshery
New York, NY 10116                                        Foundation (1998 to present); Program
Manager                                                   Director, Alfred P. Sloan Foundation (1994
                                                          to present); Adjunct Scientist, Woods Hole
                                                          Oceanographic Institution (1990 to
                                                          present). Mr. Ausubel is a Director of
                                                          Advantage Advisers Augusta Fund, L.L.C.,
                                                          Manager of Advantage Advisers Multi-Sector
                                                          Fund I and Advantage Advisers Xanthus
                                                          Fund, L.L.C., which are affiliates.

Lawrence Becker, 52                    Indefinite;        Private investor in real estate investment                    4
c/o Oppenheimer Asset                     Since           management concerns. From February 2000
Management Inc.                        October 2003       through June 2003, he was
200 Park Avenue                                           V.P.--Controller/Treasurer for National
New York, NY 10166                                        Financial Partners, which specializes in
Manager                                                   financial services distribution. Prior to
                                                          that, Mr. Becker was a Managing
                                                          Director--Controller/Treasurer of
                                                          Oppenheimer Capital and its Quest for
                                                          Value Funds. (Oppenheimer Capital is not
                                                          affiliated with the treasurer of The
                                                          France Growth Fund, Inc.; Director of the
                                                          Asia Tigers Fund, Inc. and The India Fund
                                                          Inc.; Manager of Advantage Advisers
                                                          Augusta Fund, L.L.C., Advantage Advisers
                                                          Multi-Sector Fund I, and Advantage
                                                          Advisers Xanthus Fund, L.L.C., which are
                                                          affiliates.

James E. Buck, 71                      Indefinite;        Retired: Senior Vice President and                            4
c/o Oppenheimer Asset                     since           Corporate Secretary of the New York Stock
Management Inc.                        April 2003         Exchange, Inc. (the "Exchange") and the
200 Park Avenue                                           subsidiaries of the Exchange, including
New York, NY 10116                                        the NYSE Foundation. Mr. Buck is a
Manager                                                   Director of Advantage Advisers Augusta
                                                          Fund, L.L.C., Manager of Advantage
                                                          Advisers Multi-Sector Fund I and Advantage
                                                          Advisers Xanthus Fund, L.L.C., which are
                                                          affiliates.


ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT MANAGERS
                                                                                                                  NUMBER OF
                                                                                                                PORTFOLIOS IN
                                      TERM OF OFFICE                                                             FUND COMPLEX
NAME, AGE, ADDRESS AND                 AND LENGTH OF       PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS          OVERSEEN BY
POSITION(S) WITH THE COMPANY            TIME SERVED            OTHER DIRECTORSHIPS HELD BY MANAGERS                MANAGERS
--------------------------------    --------------------  ------------------------------------------------   -----------------------

Luis Rubio, 52                          Indefinite;       President of Centro de Investigacion Para                   8
c/o Oppenheimer Asset                      Since          el Desarrollo, A.C. (Center of Research
Management Inc. ;                        May 2003         Development) (2000 to present) and
200 Park Avenue                                           Director of same (1984 - 2000); Adjunct
New York, NY 10166                                        Fellow of the Center for Strategic and
Manager                                                   International Studies; Director of The
                                                          Asia Tigers Fund, Inc. and The India Fund,
                                                          Inc.; Manager of Advantage Advisers
                                                          Augusta Fund, L.L.C., Advantage Advisers
                                                          Catalyst International, Ltd., Advantage
                                                          Advisers Multi-Sector Fund I, Advantage
                                                          Advisers Technology Partners, L.L.C.,
                                                          Advantage Advisers Technology
                                                          International, Ltd., Advantage Advisers
                                                          Whistler Fund, L.L.C., Advantage Advisers
                                                          Whistler International, Ltd. and Advantage
                                                          Advisers Xanthus Fund, L.L.C., which are
                                                          affiliates; Director of Empresas Ica SA de
                                                          CV, a Mexican construction company (since
                                                          2006).

Janet L. Schinderman, 56                Indefinite;       Associate Dean for Special Projects and                     4
c/o Oppenheimer Asset                      Since          Secretary to the Board of Overseers at
Management Inc.                          May 2003         Columbia Business School from 1990 until
200 Park Avenue                                           June 2006; Manager of Advantage Advisers
New York, NY 10166                                        Augusta Fund, L.L.C., Advantage Advisers
Manager                                                   Multi-Sector Fund I, and Advantage
                                                          Advisers Xanthus Fund L.L.C., which are
                                                          affiliates.


ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED MANAGER

                                                                                                                   NUMBER OF
                                                                                                                 PORTFOLIOS IN
                                       TERM OF OFFICE                                                             FUND COMPLEX
NAME, AGE, ADDRESS AND                  AND LENGTH OF      PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS           OVERSEEN BY
POSITION(S) WITH THE COMPANY             TIME SERVED           OTHER DIRECTORSHIPS HELD BY MANAGERS                 MANAGERS
--------------------------------    --------------------  -----------------------------------------------    -----------------------

Bryan McKigney,* 49,                     Indefinite;      Mr. McKigney is a Managing Director and                      4
c/o Oppenheimer Asset                   Manager since     the Chief Administrative Officer of
Management Inc.                       December 1, 2004;   Oppenheimer Asset Management Inc. He has
200 Park Avenue                         President and     been in the financial services industry
New York, NY 10166                        CEO since       since 1981 and has held various management
Manager, President, CEO              September 23, 2004   positions at Canadian Imperial Bank of
                                                          Commerce (1993 - 2003) and the Chase
                                                          Manhattan Bank N.A. (1981 - 1993). He
                                                          serves as Manager of Advantage Advisers
                                                          Augusta Fund, L.L.C., Advantage Advisers
                                                          Multi-Sector Fund I, and Advantage
                                                          Advisers Xanthus Fund, L.L.C., which are
                                                          affiliates.

COMPANY OFFICERS

  In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Stephen C. Beach, 54                  Indefinite;         Since February 2005, Mr. Beach has been
Chief Compliance Officer                 Since            the Chief Compliance Officer for
                                    March 18, 2005.       Oppenheimer Asset Management. Prior to
                                                          that, he had his own law firm with a focus
                                                          on mutual funds, investment advisers and
                                                          general securities law, beginning in 2001.
                                                          Mr. Beach obtained an L.L.M. in Taxation
                                                          at Temple University School of Law during
                                                          the period 1999 - 2001.


ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------

COMPANY OFFICERS

                                     TERM OF OFFICE
NAME, AGE, (1) ADDRESS AND            AND LENGTH OF                                            PRINCIPAL OCCUPATIONS(S)
POSITION(S) WITH THE COMPANY           TIME SERVED                                               DURING PAST 5 YEARS
--------------------------------  ----------------------  --------------------------------------------------------------------------

Vineet Bhalla, 47                      Indefinite;        Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief  Financial Officer                  Since           Management since May 2005. From July 2002 to May 2005, he was an Assistant
                                     July 27, 2005.       Vice President at Zurich Capital Markets Inc., a Director of the Client
                                                          Service Group at GlobeOp Financial Services, and a Senior Consultant at
                                                          Capital Markets Company. Prior to that, he was a Vice President at
                                                          Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified
                                                          Public Accountant. He graduated with an MBA from Saint Mary's University,
                                                          Halifax, Canada in 1986.

Deborah Kaback, 56                     Indefinite;        Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and                   Since           Management since June 2003. She was Executive Director of CIBC World
Vice President                        July 23, 2003       Markets Corp. from July 2001 through June 2003. Prior to that, she was
                                                          Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November
                                                          1999 through July 2001. Prior to that, she was Senior Vice President and
                                                          Deputy General Counsel at Oppenheimer Capital from April 1989 through
                                                          November 1999.

Bryan McKigney, 49                  One year term for     Mr. McKigney is a Managing Director and the Chief Administrative Officer
c/o Oppenheimer Asset                 President and       of Oppenheimer Asset Management Inc. He has been in the financial services
Management Inc.                        CEO; since         industry since 1981 and has held various management positions at Canadian
200 Park Avenue                    September 23, 2004.    Imperial Bank of Commerce (1993 - 2003) and the Chase Manhattan Bank N.A.
New York, NY 10166                 Indefinite term for    (1981 - 1993). He serves as Manager of Advantage Advisers Augusta Fund,
President, CEO, and Manager          Manager; since       L.L.C., Advantage Advisers Multi-Sector Fund I, Advantage Advisers Troon
                                    December 1, 2004;     Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C., and Advantage
                                                          Advisers Xanthus Fund, L.L.C., which are affiliates.

* "Interested Person" of the Company as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1) The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)             Advantage Advisers Whistler Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)


Date              December 3, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)


Date              December 3, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)


Date              December 3, 2007
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.